Impairment and Reversal of Impairment - Summary of Metal Prices Assumptions Used in Impairment Assessments (Detail)	Dec. 31, 2018 $ / Pounds $ / Ounce	Dec. 31, 2017 $ / Pounds $ / Ounce
Gold [member] | 2019 and 20 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce	1,250
Gold [member] | 2021 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce	1,300
Gold [member] | 2018 and 19 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce		1,300
Gold [member] | 2020 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce		1,300
Silver [member] | 2019 and 20 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce	16.00
Silver [member] | 2021 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce	18.00
Silver [member] | 2018 and 19 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce		19.00
Silver [member] | 2020 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions | $ / Ounce		18.00
Copper [member] | 2019 and 20 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions	2.75
Copper [member] | 2021 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions	3.00
Copper [member] | 2018 and 19 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions		2.75
Copper [member] | 2020 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions		3.00
Zinc [member] | 2019 and 20 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions	1.10
Zinc [member] | 2021 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions	1.15
Zinc [member] | 2018 and 19 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions		1.30
Zinc [member] | 2020 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions		1.15
Lead [member] | 2019 and 20 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions	0.95
Lead [member] | 2021 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions	1.00
Lead [member] | 2018 and 19 pricing assumptions [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions		1.10
Lead [member] | 2020 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [line items]
Metal price assumptions		1.00